Real Estate Investments	9 Months Ended
Sep. 30, 2011
Real Estate Disclosure [Text Block]

3. Real Estate Investments

          The Company acquired 19 hotels during the first nine months of 2011. The following table sets forth the location, brand, manager, date acquired, number of rooms and gross purchase price for each hotel. All dollar amounts are in thousands.

City	State	Brand	Manager	Acquired Date	Rooms	Gross Purchase Price

Denver	CO	Hilton Garden Inn	Stonebridge	3/4/2011	221	$58,500
Winston-Salem	NC	Hampton Inn & Suites	McKibbon	3/15/2011	94	11,000
Matthews	NC	Fairfield Inn & Suites	Newport	3/25/2011	94	10,000
Columbia	SC	TownePlace Suites	Newport	3/25/2011	91	10,500
Mobile	AL	Hampton Inn & Suites	McKibbon	6/2/2011	101	13,000
Gainesville	FL	Hilton Garden Inn	McKibbon	6/2/2011	104	12,500
Pensacola	FL	TownePlace Suites	McKibbon	6/2/2011	98	11,500
Knoxville	TN	SpringHill Suites	McKibbon	6/2/2011	103	14,500
Richmond	VA	SpringHill Suites	McKibbon	6/2/2011	103	11,000
Cedar Rapids	IA	Hampton Inn & Suites	Schulte	6/8/2011	103	13,000
Cedar Rapids	IA	Homewood Suites	Schulte	6/8/2011	95	13,000
Hoffman Estates	IL	Hilton Garden Inn	Schulte	6/10/2011	184	10,000
Davenport	IA	Hampton Inn & Suites	Schulte	7/19/2011	103	13,000
Knoxville	TN	Homewood Suites	McKibbon	7/19/2011	103	15,000
Knoxville	TN	TownePlace Suites	McKibbon	8/9/2011	98	9,000
Mason	OH	Hilton Garden Inn	Schulte	9/1/2011	110	14,825
Omaha	NE	Hilton Garden Inn	White	9/1/2011	178	30,018
Des Plaines	IL	Hilton Garden Inn	Raymond	9/20/2011	251	38,000
Merillville	IN	Hilton Garden Inn	Schulte	9/30/2011	124	14,825

Total					2,358	$323,168

          The purchase price for these properties, net of debt assumed, was funded by the Company’s on-going best-efforts offering of Units. The Company assumed approximately $39.7 million of debt during the first nine months of 2011, in connection with the acquisition of the Homewood Suites and TownePlace Suites hotels in Knoxville, Tennessee as well as the Hilton Garden Inn hotel in Des Plaines, Illinois. The Company also used proceeds from its on-going best-efforts offering to pay approximately $8.2 million in acquisition related costs, including $6.5 million, representing 2% of the gross purchase price for these hotels, as a brokerage commission to ASRG, which is 100% owned by Glade M. Knight, the Company’s Chairman and Chief Executive Officer, and approximately $1.7 million in other acquisition related costs, including title, legal and other related costs. These costs are included in acquisition related costs in the Company’s consolidated statement of operations for the nine months ended September 30, 2011.

          The Company leases all of its hotels to its wholly-owned taxable REIT subsidiary (or a subsidiary thereof) under master hotel lease agreements.

          In connection with the acquisition of the Mobile, Alabama Hampton Inn & Suites hotel in June 2011, the Company assumed a land lease with a remaining lease term of 51 years. The lease was valued at below market rates and as a result the Company recorded an in-place favorable lease asset totaling $1.5 million which is included in other assets in the Company’s consolidated balance sheets. The amount is being amortized over the remaining lease term. As of September 30, 2011 the remaining minimum lease payments are $107,000.

          No goodwill was recorded in connection with any of the acquisitions.

          At September 30, 2011, the Company’s investment in real estate consisted of the following (in thousands):

Land	$25,288
Building and Improvements	279,667
Furniture, Fixtures and Equipment	15,255
Franchise fees	1,253

321,463
Less Accumulated Depreciation	(2,959)

Investment in real estate, net	$318,504

          As of September 30, 2011, the Company had outstanding contracts for the potential purchase of seven additional hotels for a total purchase price of $121.8 million. Of these seven hotels, two are under construction and should be completed by the end of 2011 or early 2012. Closing on these two hotels is expected upon completion of construction. The existing hotels are expected to close within the next three months. Although the Company is working towards acquiring these hotels, there are many conditions to closing that have not yet been satisfied and there can be no assurance that closings will occur under the outstanding purchase contracts. The following table summarizes the location, brand, number of rooms, refundable (if the seller does not meet its obligations under the contract) contract deposits paid, and gross purchase price for each of the contracts. All dollar amounts are in thousands.

Location	Brand	Rooms	Deposits Paid	Gross Purchase Price

Operating (a)
Scottsdale, AZ	Hilton Garden Inn	122	$200	$16,300	(c)
South Bend, IN	Fairfield Inn & Suites	119	800	17,500
Gainesville, FL	Homewood Suites	103	100	14,550	(c)
Skokie, IL	Hampton Inn & Suites	225	125	32,000	(c)
Round Rock, TX	Homewood Suites	115	300	15,500

Under Construction (b)
Jacksonville, NC	Home2 Suites	105	100	12,000
Charleston, SC	Home2 Suites	122	200	13,908	(d)

		911	$1,825	$121,758

(a)	These hotels are currently operational and assuming all conditions to closing are met should close within three months from September 30, 2011.
(b)

The hotels are currently under construction. The table shows the expected number of rooms upon hotel completion and the expected franchise. Assuming all conditions to closing are met the purchase of these hotels should close by the end of 2011 or early 2012.

(c)	Purchase contracts for these hotels require the Company to assume approximately $43.0 million in mortgage debt. The loans provide for monthly payments of principal and interest on an amortized basis.
(d)

If the seller meets all of the conditions to closing, the Company is obligated to specifically perform under the contract. As the property is under construction, at this time, the seller has not met all of the conditions to closing.

          As there can be no assurance that all conditions to closing will be satisfied, the Company includes deposits paid for hotels under contract in other assets, net in the Company’s consolidated balance sheets, and in deposits and other disbursements for potential acquisitions in the Company’s consolidated statement of cash flows. It is anticipated that the purchase price (less any debt assumed) for the outstanding contracts will be funded from the proceeds of the Company’s on-going best-efforts offering of Units and cash on hand if a closing occurs.

          On February 4, 2011, the Company entered into a purchase contract for the potential acquisition of a Fairfield Inn & Suites hotel in Wytheville, Virginia. On February 25, 2011, this contract was terminated. The gross purchase price for the 80 room hotel was $7.3 million. In connection with the termination of this contract, the initial deposit of $100,000 was repaid to the Company.

          On April 12, 2011, the Company entered into purchase contracts for the potential acquisition of a SpringHill Suites hotel in Fort Myers, Florida and a TownePlace Suites hotel in Montgomery, Alabama. On April 29, 2011, these contracts were terminated. The gross purchase price for the two hotels totaled $16.5 million. In connection with the termination of these contracts, the initial deposits totaling $200,000 were repaid to the Company.